Key Management Personnel Compensation - Disclosure of Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,535,560	$ 2,269,030	$ 1,527,499
Post-employment benefits	69,039	51,982	52,106
Other long-term benefits	22,241	9,480	16,434
Share-based payments	2,819,133	1,298,208	68,518
Total key management personnel compensation	$ 5,445,973	$ 3,628,700	$ 1,664,557